4. Presentation of Exito as discontinued operations	12 Months Ended
Dec. 31, 2020
Presentation Of Exito As Discontinued Operations
Presentation of Exito as discontinued operations
4	Presentation of Éxito as discontinued operations

The consolidated statement of operations for the year ended on December 31, 2019 has been recast present Éxito as a discontinued operation, as a result of the Transaction, in accordance with IFRS 5 – Non-current assets held for sale and discontinued operations. See note 1.3.